UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS Disciplined Long/Short Growth Fund

	Shares	Value ($)

Long Positions 121.9%
Common Stocks 111.5%
Consumer Discretionary 14.0%
Auto Components 0.7%
Magna International, Inc. "A" (a)	800	40,768
Distributors 0.6%
Genuine Parts Co. (a)	1,000	35,420
Hotels Restaurants & Leisure 1.3%
McDonald's Corp. (a)	1,500	82,590
Household Durables 1.0%
Garmin Ltd. (a)	1,200	33,192

M/I Homes, Inc.* (a)	2,400	31,512

		64,704
Internet & Catalog Retail 1.2%
Amazon.com, Inc.* (a)	900	77,184
Media 2.8%
Comcast Corp. "A" (a)	4,100	57,359
Marvel Entertainment, Inc.* (a)	600	23,736
Scripps Networks Interactive "A" (a)	1,500	48,420
Time Warner Cable, Inc.	1,400	46,284

		175,799
Multiline Retail 1.6%
Family Dollar Stores, Inc. (a)	700	21,994
Macy's, Inc. (a)	2,500	34,775
Sears Holdings Corp.* (a)	600	39,804

		96,573
Specialty Retail 3.9%
Advance Auto Parts, Inc. (a)	500	23,115
Barnes & Noble, Inc. (a)	2,100	48,363
Bed Bath & Beyond, Inc.* (a)	1,100	38,225
Home Depot, Inc. (a)	1,400	36,316
Lowe's Companies, Inc. (a)	2,900	65,134
Ross Stores, Inc. (a)	700	30,863

		242,016
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc. (a)	1,800	53,262
Consumer Staples 5.8%
Food & Staples Retailing 1.0%
Ruddick Corp. (a)	400	9,400
Wal-Mart Stores, Inc. (a)	1,000	49,880

		59,280
Food Products 2.7%
Archer-Daniels-Midland Co. (a)	2,600	78,312
Bunge Ltd. (a)	1,000	69,970
Tyson Foods, Inc. "A" (a)	1,900	21,717

		169,999
Household Products 0.6%
Colgate-Palmolive Co. (a)	500	36,220
Personal Products 0.8%
Mead Johnson Nutrition Co. "A" (a)	1,300	47,333
Tobacco 0.7%
Philip Morris International, Inc. (a)	1,000	46,600
Energy 9.5%
Energy Equipment & Services 2.7%
Key Energy Services, Inc.* (a)	6,600	45,804
Parker Drilling Co.* (a)	5,700	26,334
Transocean Ltd.* (a)	700	55,783
Willbros Group, Inc.* (a)	3,000	41,370

		169,291
Oil, Gas & Consumable Fuels 6.8%
ConocoPhillips (a)	1,400	61,194
Encore Acquisition Co.* (a)	1,400	49,840
Gazprom OAO (ADR)	1,200	24,780
Hess Corp. (a)	900	49,680

Murphy Oil Corp. (a)	900	52,380
Occidental Petroleum Corp. (a)	471	33,601
Overseas Shipholding Group, Inc. (a)	700	24,045
Rosetta Resources, Inc.* (a)	5,200	53,924
XTO Energy, Inc. (a)	1,800	72,414

		421,858
Financials 12.4%
Capital Markets 4.8%
BlackRock, Inc. (a)	200	38,108
Morgan Stanley (a)	2,200	62,700
State Street Corp. (a)	800	40,240
T. Rowe Price Group, Inc. (a)	700	32,697
The Goldman Sachs Group, Inc. (a)	760	124,108

		297,853
Commercial Banks 0.7%
Wells Fargo & Co. (a)	1,800	44,028
Consumer Finance 1.0%
Discover Financial Services (a)	5,000	59,400
Diversified Financial Services 4.3%
Bank of America Corp. (a)	5,500	81,345
CME Group, Inc. (a)	200	55,766
JPMorgan Chase & Co. (a)	2,700	104,355
PHH Corp.* (a)	1,500	27,495

		268,961
Insurance 1.2%
ACE Ltd. (a)	800	39,248
Aspen Insurance Holdings Ltd. (a)	1,500	37,305

		76,553
Real Estate Investment Trusts 0.1%
Apartment Investment & Management Co. "A" (REIT)	282	2,645
Real Estate Management & Development 0.3%
CB Richard Ellis Group, Inc. "A"* (a)	1,700	18,530
Health Care 17.9%
Biotechnology 5.1%
Amgen, Inc.* (a)	1,100	68,541
Gilead Sciences, Inc.* (a)	3,100	151,683
Isis Pharmaceuticals, Inc.* (a)	2,000	36,560
Myriad Genetics, Inc.* (a)	1,100	30,162
Myriad Pharmaceuticals, Inc.*	450	2,192
PDL BioPharma, Inc. (a)	3,500	28,805

		317,943
Health Care Equipment & Supplies 0.6%
Baxter International, Inc. (a)	600	33,822
Health Care Providers & Services 5.8%
AmerisourceBergen Corp. (a)	2,200	43,384
Coventry Health Care, Inc.* (a)	2,300	52,900
Emergency Medical Services Corp. "A"* (a)	1,800	70,452
Express Scripts, Inc.* (a)	800	56,032
Magellan Health Services, Inc.* (a)	1,700	55,012
Medco Health Solutions, Inc.* (a)	1,600	84,576

		362,356

Life Sciences Tools & Services 1.7%
Millipore Corp.* (a)	400	27,840
Thermo Fisher Scientific, Inc.* (a)	1,700	76,976

		104,816
Pharmaceuticals 4.7%
Abbott Laboratories (a)	1,800	80,982
Johnson & Johnson (a)	1,400	85,246
Pfizer, Inc. (a)	5,100	81,243
Teva Pharmaceutical Industries Ltd. (ADR) (a)	800	42,672

		290,143
Industrials 10.8%
Aerospace & Defense 2.7%
General Dynamics Corp. (a)	600	33,234
Lockheed Martin Corp. (a)	900	67,284
Raytheon Co. (a)	1,500	70,425

		170,943
Air Freight & Logistics 0.9%
United Parcel Service, Inc. "B" (a)	1,100	59,103
Airlines 0.6%
Allegiant Travel Co.* (a)	800	34,648
Construction & Engineering 1.9%
Fluor Corp. (a)	1,000	52,800
Shaw Group, Inc.* (a)	1,200	35,328
URS Corp.* (a)	600	30,360

		118,488
Machinery 2.1%
Illinois Tool Works, Inc. (a)	1,200	48,660
Timken Co. (a)	2,500	50,950
Trinity Industries, Inc. (a)	2,000	27,920

		127,530
Professional Services 0.9%
Manpower, Inc. (a)	1,200	57,540
Road & Rail 1.1%
Ryder System, Inc. (a)	900	31,617
Saia, Inc.* (a)	2,000	36,120

		67,737
Trading Companies & Distributors 0.6%
W.W. Grainger, Inc. (a)	400	35,964
Information Technology 29.4%
Communications Equipment 3.6%
Cisco Systems, Inc.* (a)	2,000	44,020
Harris Stratex Networks, Inc. "A"*	496	3,442
QUALCOMM, Inc. (a)	3,000	138,630
Research In Motion Ltd.* (a)	500	38,000

		224,092
Computers & Peripherals 5.2%
Apple, Inc.* (a)	1,066	174,174
EMC Corp.* (a)	2,700	40,662
International Business Machines Corp. (a)	900	106,137

		320,973
Electronic Equipment, Instruments & Components 5.9%
Arrow Electronics, Inc.* (a)	3,200	82,464
Avnet, Inc.* (a)	3,400	82,960

Flextronics International Ltd.* (a)	9,500	50,540
Ingram Micro, Inc. "A"* (a)	3,000	50,460
Tech Data Corp.* (a)	1,500	52,395
Vishay Intertechnology, Inc.* (a)	6,600	46,926

		365,745
Internet Software & Services 3.2%
Baidu, Inc. (ADR)* (a)	100	34,814
eBay, Inc.* (a)	1,400	29,750
Google, Inc. "A"* (a)	300	132,915

		197,479
IT Services 3.7%
Accenture Ltd. "A" (a)	1,300	45,591
Computer Sciences Corp.* (a)	1,300	62,621
SAIC, Inc.* (a)	3,300	59,697
Western Union Co. (a)	2,000	34,960
Wright Express Corp.* (a)	1,000	28,280

		231,149
Semiconductors & Semiconductor Equipment 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)	6,030	63,134
Tessera Technologies, Inc.* (a)	1,300	36,517
Texas Instruments, Inc. (a)	3,100	74,555

		174,206
Software 5.0%
Intuit, Inc.* (a)	2,400	71,280
McAfee, Inc.* (a)	1,100	49,038
Microsoft Corp. (a)	5,800	136,416
Symantec Corp.* (a)	3,600	53,748

		310,482
Materials 6.0%
Chemicals 2.4%
Ashland, Inc. (a)	1,000	33,140
CF Industries Holdings, Inc. (a)	400	31,576
Cytec Industries, Inc. (a)	2,000	50,200
Lubrizol Corp. (a)	600	34,758

		149,674
Containers & Packaging 0.8%
Bemis Co., Inc. (a)	1,900	50,008
Metals & Mining 1.9%
BHP Billiton Ltd. (ADR) (a)	400	25,184
Cliffs Natural Resources, Inc. (a)	1,300	35,607
United States Steel Corp. (a)	1,500	59,625

		120,416
Paper & Forest Products 0.9%
International Paper Co. (a)	2,800	52,668
Telecommunication Services 3.3%
Diversified Telecommunication Services 1.2%
AT&T, Inc. (a)	2,900	76,067
Wireless Telecommunication Services 2.1%
Telephone & Data Systems, Inc. (a)	1,000	25,740
USA Mobility, Inc. (a)	2,900	39,150
Vodafone Group PLC (ADR) (a)	3,100	63,798

		128,688

Utilities 2.4%
Independent Power Producers & Energy Traders 1.7%
Mirant Corp.* (a)	2,100	37,926
NRG Energy, Inc.* (a)	2,600	70,746

		108,672
Water Utilities 0.7%
Companhia de Saneamento Basico do Estado de Sao Paulo (ADR) (a)	1,200	40,452

Total Common Stocks (Cost $6,157,997)		6,918,671
	Principal Amount ($)	Value ($)

Government & Agency Obligation 1.5%
US Treasury Obligation
US Treasury Bill, 0.15% **, 9/17/2009 (b) (Cost $91,982)	92,000	91,981
	Shares	Value ($)

Cash Equivalents 8.9%
Cash Management QP Trust, 0.27% (c) (Cost $549,919)	549,919	549,919
	% of Net Assets	Value ($)

Total Long Positions (Cost $6,799,898) †	121.9	7,560,571
Other Assets and Liabilities, Net	(2.5)	(154,640)
Securities Sold Short	(19.4)	(1,202,031)

Net Assets	100.0	6,203,900
†

The cost for federal income tax purposes was $7,063,401. At July 31, 2009, net unrealized appreciation for all securities based on tax cost was $497,170. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $867,642 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $370,472.

	Shares	Value ($)

Common Stocks Sold Short 19.4%
Consumer Discretionary 3.5%
Auto Components 0.4%
Goodyear Tire & Rubber Co.	1,300	22,126
Automobiles 0.5%
Winnebago Industries, Inc.	3,100	32,612
Diversified Consumer Services 0.6%
Sotheby's	2,600	39,182
Hotels Restaurants & Leisure 0.7%
Sonic Corp.	1,600	17,648
Starwood Hotels & Resorts Worldwide, Inc.	1,200	28,332

		45,980
Household Durables 0.5%
Ethan Allen Interiors, Inc.	1,500	19,095
Harman International Industries, Inc.	500	12,340

		31,435
Leisure Equipment & Products 0.4%
Pool Corp.	1,000	23,620

Specialty Retail 0.4%
O'Reilly Automotive, Inc.	600	24,396
Consumer Staples 1.0%
Food Products
Flowers Foods, Inc.	2,600	61,438
Energy 1.9%
Energy Equipment & Services 0.6%
CARBO Ceramics, Inc.	600	25,014
Global Industries Ltd.	2,200	15,026

		40,040
Oil, Gas & Consumable Fuels 1.3%
Goodrich Petroleum Corp.	1,000	25,650
Petrohawk Energy Corp.	1,300	31,564
Quicksilver Resources, Inc.	2,000	22,920

		80,134
Financials 0.3%
Capital Markets
UBS AG (Registered)	1,200	17,688
Health Care 3.5%
Biotechnology 2.0%
Arena Pharmaceuticals, Inc.	3,200	16,320
InterMune, Inc.	2,000	30,560
Medarex, Inc.	3,100	49,197
Rigel Pharmaceuticals, Inc.	1,000	8,330
United Therapeutics Corp.	200	18,524

		122,931
Life Sciences Tools & Services 0.4%
AMAG Pharmaceuticals, Inc.	500	22,705
Pharmaceuticals 1.1%
Salix Pharmaceuticals Ltd.	2,300	28,014
VIVUS, Inc.	2,800	20,748
XenoPort, Inc.	1,000	20,310

		69,072
Industrials 4.3%
Aerospace & Defense 0.9%
Boeing Co.	1,300	55,783
Airlines 1.4%
Continental Airlines, Inc. "B"	3,900	43,563
UAL Corp.	10,700	44,084

		87,647
Commercial Services & Supplies 0.3%
GeoEye, Inc.	700	17,360
Machinery 1.2%
Caterpillar, Inc.	800	35,248
PACCAR, Inc.	1,200	41,580

		76,828
Professional Services 0.3%
Huron Consulting Group, Inc.	400	17,740

Trading Companies & Distributors 0.2%
Titan Machinery, Inc.	1,100	13,673
Information Technology 3.1%
Communications Equipment 0.2%
Ciena Corp.	1,100	12,276
Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc.	4,600	16,836
Applied Materials, Inc.	4,000	55,200
ASML Holding NV (NY Registered Shares)	900	23,409
Cavium Networks, Inc.	2,800	52,836
Rambus, Inc.	900	15,237
Teradyne, Inc.	1,800	14,184

		177,702
Materials 1.0%
Construction Materials 0.7%
Martin Marietta Materials, Inc.	500	43,035
Metals & Mining 0.3%
Royal Gold, Inc.	400	16,432
Telecommunication Services 0.2%
Wireless Telecommunication Services
SBA Communications Corp. "A"	600	15,654
Utilities 0.6%
Gas Utilities
EQT Corp.	900	34,542

Total Common Stocks Sold Short (Proceeds $1,073,306)		1,202,031

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Securities are pledged, in whole or in part, as collateral for short sales.
(b)	At July 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At July 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	9/18/2009	10	470,290	492,200	21,910

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)	$ 6,918,671	$ —	$ —	$ 6,918,671
Short-Term Investments(d)	—	641,900	—	641,900
Derivatives(e)	21,910	—	—	21,910
Total	$ 6,940,581	$ 641,900	$ —	$ 7,582,481

Liabilities
Investments Sold Short, at Value(d)	$ (1,202,031)	$ —	$ —	$ (1,202,031)
Total	$ (1,202,031)	$ —	$ —	$ (1,202,031)
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Includes unrealized appreciation (depreciation) on open futures contracts.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of July 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 21,910

Futures. The Fund is subject to equity risk. The Fund may use futures contracts in circumstances where the portfolio management team believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Long/Short Growth Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Long/Short Growth Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009